Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories
5. INVENTORIES
The components of inventories are as follows:

	December 31
	2023	2024
	US$	US$
Finished goods	61,336	51,118
Work in process	86,930	59,267
Raw materials	68,684	88,844

	216,950	199,229

The Company wrote down US$15,833 thousand, US$7,920 thousand and US$6,120 thousand in 2022, 2023 and 2024, respectively, for obsolete or unmarketable inventory.